Discontinued Operation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Aug. 29, 2024
Discontinued Operation [Line Items]
Consideration			$ 5,265
Sale transaction amount		$ 104
Escrow amount	$ 808
I.L.S Brokers Ltd. [Member]
Discontinued Operation [Line Items]
Consideration			$ 4,450
Percentage of equal cash amount			15.00%
Subsequent Event [Member]
Discontinued Operation [Line Items]
Cash consideration received	$ 4,423
Percentage of holdback receivable	15.00%